Vanguard Short-Term Inflation-Protected Securities Index Fund Shareholder Fees - Investor Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 25